Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share
Diluted weighted average number of Ordinary Shares	8,697,362	13,415,764	17,426,479